Financial Instruments - Summary of Outstanding Interest Rate Swap Agreements (Detail) - MXN ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Fair Value Asset	$ 1,897,000,000	$ 955,000,000
Interest rate swap contract [member] | Later than one year and not later than two years [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Date	2019	2019
Notional Amount	$ 4,013,000,000	$ 4,024,000,000
Fair value liability	(49,000,000)	(32,000,000)
Fair Value Asset	$ 0	$ 0
Interest rate swap contract [member] | Later than two years and not later than three years [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Date	2020	2020
Notional Amount	$ 4,559,000,000	$ 3,669,000,000
Fair value liability	(112,000,000)	(16,000,000)
Fair Value Asset	$ 0	$ 0
Interest rate swap contract [member] | Later than three years and not later than four years [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Date	2021	2021
Notional Amount	$ 4,035,000,000	$ 3,059,000,000
Fair value liability	(110,000,000)	(33,000,000)
Fair Value Asset	$ 0	$ 0